Long term Debt	6 Months Ended
Jun. 30, 2014
Long term Debt [Abstract]
Long term Debt
8.      Long-term Debt:
Details of the Company's loan and credit facilities are discussed in Note 9 of the Company's consolidated financial statements for the year ended December 31, 2013, included in the Company's annual report on Form 20-F, except for two new loan agreements signed during the six months ended June 30, 2014, as noted below:

a)      HSH Nordbank AG $35,000 facility:

On February 6, 2014, the Company entered into a new $35,000 secured term loan agreement with HSH Nordbank AG. The borrowing under this new loan agreement is used to partially finance the acquisition of the vessels Star Challenger and Star Fighter, which also provide the security for this loan agreement. Under this senior secured credit facility, the wholly-owned subsidiaries that own these two vessels are the borrowers, and the Company is the corporate guarantor. This senior secured credit facility will mature in February 2021 and is repayable in 28 consecutive quarterly installments, which commence in May 2014 and amount to $312.5 and $291.7, and a final balloon payment of $8,750 and $9,332.4, payable together with the last installments, for Star Challenger and Star Fighter respectively. This senior secured credit facility bears interest at LIBOR plus a margin of 3.25%.
This loan agreement contains financial and other customary covenants, under which the Company as corporate guarantor shall ensure the following : (i) the market value adjusted leverage ratio shall not be greater than 75%, (ii) a ratio of EBITDA to interest expense, no less than 2.0:1.0, (iii) minimum liquidity of $500 shall be maintained for each of the Company's vessels, (iv) a minimum market adjusted net worth shall not be less than $100,000, (v) an actual pledged amount of $300 shall be maintained per mortgaged vessel (the “ Mandatory Minimum Amount”), and (vi) an additional actual pledged amount of $600 shall be maintained per vessel (the “Additional Liquidity Amount”), in case there is no time charter employment in place (as defined in the loan agreement) on the drawdown date. The respective amounts pledged will be gradually reduced by $150 per annum per vessel on each anniversary of the drawdown date with respect to the relevant vessel. The borrowers may not pay any dividends or make similar distributions if breach of covenant and/or event of default or will occur after such dividend or distribution. This senior secured credit facility also requires the borrowers to maintain an aggregate charter-free fair market value of Star Challenger and Star Fighter of at least 125% of the amount outstanding including the Mandatory Minimum Amount and excluding the Additional Liquidity Amount.
As of December 31, 2013 and June 30, 2014, the Company had outstanding borrowings of $0 and $34,396, respectively, under this loan agreement.
b)      Deutsche Bank AG $39,000 facility:

On March 14, 2014, the Company entered into a new $39,000 secured term loan agreement with Deutsche Bank AG. The borrowings under this new loan agreement were used to partially finance the two Post Panamax vessels, Star Sirius and Star Vega, which are the collateral for this facility. Under this secured credit facility, the wholly-owned subsidiaries that own these two vessels are the borrowers, and the Company is the corporate guarantor. This senior secured credit facility consists of two tranches of $19,500 each. This senior secured credit facility will mature in March 2021. Each tranche is repayable in 28 consecutive installments of $390 each which commence in June 2014 and a final balloon payment of $8,580. Both tranches bear interest at LIBOR, plus a margin of 3.35%.
This loan agreement contains financial and other covenants under which the Company is the corporate guarantor shall maintain the following: (i) a market value adjusted leverage ratio of not greater than 70%; (ii) a minimum market adjusted net worth of not less than $100,000; (iii) a minimum interest coverage ratio of not less than 2.0:1.0; (iv) minimum liquidity of $500 per vessel for each of the Company's vessels; (v) an actual pledged amount of $500 for each mortgaged vessel under this credit facility; and (vi) a minimum fair market value of the vessels plus the pledged amount of cash of no less than 130% of the outstanding amount under that facility. In addition, the borrowers will not pay any dividends or make similar distributions if the Company is in breach of a covenant and/or an event of default exists or will occur after such dividend or distribution.
As of December 31, 2013 and June 30, 2014, the Company had outstanding borrowings of $0 and $38,220, respectively, under this loan agreement.
The principal payments required to be made after June 30, 2014, for all outstanding debt, are as follows:

Twelve month periods ending	Amount
June 30, 2015	$29,250
June 30, 2016	41,252
June 30, 2017	82,257
June 30, 2018	9,477
June 30, 2019	46,714
June 30, 2020 and thereafter	44,932
Total	$253,882

As of June 30, 2014, the Company was in compliance with the amended financial and other covenants contained in its loan agreements.
At June 30, 2014, all of the Company's vessels, having a net carrying value of $376,643, are first-priority mortgaged as collateral to its loan facilities.
Interest expense for the six month periods ended June 30, 2013 and 2014, amounted to $3,455, and $2,684, respectively, amortization of deferred finance fees amounted to $292 and $284, respectively, and other finance fees amounted to $47 and $89, respectively, and are included under “Interest and finance costs” in the accompanying unaudited interim condensed consolidated statements of operations as of June 30, 2013, and 2014, respectively.